Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Inventory Disclosure [Abstract]
Inventories at Lower of Cost or Realizable Value
Inventories at Lower of Cost or Realizable Value. The table below presents the components of inventories at the lower of cost (first-in, first-out or average cost) or realizable value.

	December 31,
	2017	2016
	(in millions)
Raw materials, components and sub-assemblies	$184	$165
Work in process	98	106
Finished goods	107	59
Total	$389	$330